Investment Objectives and Goals - MC Trio Buffered Equity ETF	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	MC TRIO EQUITY BUFFERED ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The MC Trio Equity Buffered ETF (the “Fund”) seeks to achieve capital appreciation with limited downside protection.